Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 105,284	$ 100,855
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	38,402	36,942
Property, plant and equipment net	66,882	63,913
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	24,516	13,256
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Plant And Building [Member]
Property, Plant and Equipment [Line Items]
Cost	28,778	30,852
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	8,754	8,059
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	35,932	39,700
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	20,689	20,485
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	1,368	1,570
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,202	1,408
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	2,534	2,566
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,871	1,830
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	12,156	12,911
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 5,886	$ 5,160